Short-Term Bank Credit And Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 208,821	$ 133,750
Short-term loans
Short-term Debt [Line Items]
Short-term bank credit and loans	208,606	122,118
Short-term bank credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 215	$ 11,632
London Interbank Offered Rate (LIBOR) | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period	0.90%
Interest Rate Cap [Member] | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.90%